Shareholders’ Deficit	3 Months Ended	6 Months Ended
	Mar. 31, 2022	Jun. 30, 2022
Shareholders’ Equity [Line Items]
Shareholders’ Deficit	WARRANTSAs of June 30, 2022, there were 14,438 thousand warrants to purchase common stock outstanding, consisting 7,188 thousand public warrants (“Public Warrants”) and 7,250 thousand private placement warrants (“Private Warrants”), (collectively, “Warrants”) that were transferred via the Business Combination described in Note 3. Each whole Warrant entitles the holder to purchase one ordinary share of Kalera stock at a price of $11.50 per share, subject to adjustment. The Warrants will become exercisable on the later twelve months from the closing of
Agrico’s Public Offering and 30 days after the completion of the initial Business Combination. Only a whole warrant may be exercised at a given time by a warrant holder. No fractional warrants will be issued upon separation of the units and only whole warrants will trade. The warrants will expire five years after the completion of the Business Combination or earlier upon redemption or liquidation.
Once the warrants become exercisable, the Company may redeem the Public Warrants:
•In whole and not in part;
•At a price of $0.01 per warrant;
•Upon not less than 30 days’ prior written notice of redemption to each warrant holder; and
•If, and only if, the reported last sale price of the shares of common stock equals or exceeds $18.00 per share (as adjusted for share sub-divisions, share capitalizations, reorganizations, recapitalizations and the like), for any 20 trading days within a 30 trading day period commencing at any time after the warrants become exercisable and ending on the third trading day prior to the notice of the redemption is given to the warrant holders (the “Reference Value”).
If the Company calls the Public Warrants for redemption, management will have the option to require all holders that wish to exercise the Public Warrants to do so on a “cashless basis,” as described in the warrant agreement.
The Private Placement Warrants are identical to the Public Warrants, except that the Private Warrants (i) will not be transferable, assignable or salable until the completion of the initial Business Combination and (ii) will be entitled to registration rights.
Both the Public and Private Warrants qualify for equity treatment in accordance with GAAP per guidance under ASC Topic 815 as they meet the indexation rule and there is no net cash settlement requirement on the Company.
Agrico Acquisition Corp.
Shareholders’ Equity [Line Items]
Shareholders’ Deficit	Shareholders’ Deficit
Preference Shares — The Company is authorized to issue 1,000,000 preference shares with a par value of $0.0001 and with such designations, voting and other rights and preferences as may be determined from time to time by the Company’s board of directors. At March 31, 2022 and December 31, 2021, there were no preference shares issued or outstanding.
Class A Ordinary Shares — The Company is authorized to issue 200,000,000 Class A ordinary shares with a par value of $0.0001 per share. At March 31, 2022 and December 31, 2021, there were 143,750 Class A ordinary shares issued and outstanding, excluding 14,375,000 Class A ordinary shares subject to redemption.
Class B Ordinary Shares — The Company is authorized to issue 20,000,000 Class B ordinary shares with a par value of $0.0001 per share. On January 25, 2021, the Company issued 5,000,000 Class B ordinary shares to its Sponsor. On April 9, 2021, the Sponsor forfeited to the Company for no consideration an aggregate of 1,406,250 Class B ordinary shares, which the Company cancelled, resulting in a decrease in the total number of Class B ordinary shares outstanding from 5,000,000 shares to 3,593,750 shares. As a result of the underwriters’ election to fully exercise of their over-allotment option on July 12, 2021, the 468,750 shares were no longer subject to forfeiture. As of March 31, 2022 and December 31, 2021, there were 3,593,750 Class B ordinary shares issued or outstanding, respectively.
Holders are entitled to one vote for each Class B ordinary share. Holders of the Class A ordinary shares and holders of the Class B ordinary shares will vote together as a single class on all matters submitted to a vote of the Company’s shareholders, except as required by law. Unless specified in the Company’s amended and restated memorandum and articles of association, or as required by applicable provisions of Cayman Islands law or applicable stock exchange rules, the affirmative vote of a majority of the ordinary shares that are voted is required to approve any such matter voted on by the Company’s shareholders.
The Class B ordinary shares will automatically convert into Class A ordinary shares at the time of the initial Business Combination on a one-for-one basis (subject to adjustment for share sub-divisions, share dividends, reorganizations, recapitalizations and the like). In the case that additional Class A ordinary shares, or equity-linked securities, are issued or deemed issued in excess of the amounts offered in our initial public offering and related to the closing of the initial Business Combination, the ratio at which Class B ordinary shares shall convert into Class A ordinary shares will be adjusted (unless the holders of a majority of the outstanding Class B ordinary shares agree to waive such adjustment with respect to any such issuance or deemed issuance) so that the number of Class A ordinary shares issuable upon conversion of all Class B ordinary shares will equal, in the aggregate, on an as-converted basis, 20% of the sum of the total number of all ordinary shares outstanding upon completion of the Public Offering (not including Class A ordinary shares issuable to Maxim) plus all Class A ordinary shares and equity-linked securities issued or deemed issued in connection with the initial Business Combination (excluding any shares or equity-linked securities issued, or to be issued, to any seller in the initial Business Combination, any private placement-equivalent securities issued to our sponsor or its affiliates upon conversion of Working Capital loans).
Warrants — As of March 31, 2022, and December 31, 2021, there were 7,187,500 public warrants and 7,250,000 private placement warrants outstanding. Each whole Public Warrant entitles the holder to purchase one Class A ordinary share at a price of $11.50 per share, subject to adjustment. The Public Warrants will become exercisable on the later of twelve months from the closing of the Public Offering and 30 days after the completion of the initial Business Combination. Only a whole warrant may be exercised at a given time by a warrant holder. No fractional warrants will be issued upon separation of the units and only whole warrants will trade. The warrants will expire five years after the completion of a Business Combination or earlier upon redemption or liquidation.
The Company has agreed that as soon as practicable, but in no event later than 30 calendar days after the closing of the initial Business Combination, it will use commercially reasonable best efforts to file, and within 90 calendar days following the initial Business Combination to have declared effective, a registration statement with the SEC covering the ordinary shares issuable upon exercise of the warrants, to maintain a current prospectus relating to those ordinary shares until the warrants expire or are redeemed. If a registration statement covering the ordinary shares issuable upon exercise of the warrants is not effective within the period specified above following the consummation of the initial Business Combination, public holders of warrants may, until such time as there is an effective registration statement and during any period when the Company shall have failed to maintain an effective registration statement, exercise warrants on a cashless basis pursuant to the exemption provided by Section 3(a)(9) of the Securities Act of 1933, as amended, or the Securities Act, provided that such exemption is available. If the Company’s ordinary shares are at the time of any exercise of a warrant not listed on a national securities exchange such that it satisfies the definition of a “covered security” under Section 18(b)(1) of the Securities Act, the Company may, at its option, require holders of public warrants who exercise their warrants to do so on a “cashless basis” in accordance with Section 3(a)(9) of the Securities Act and, in the event the Company so elects, it will not be required to file or maintain in effect a registration statement, but will be required to use its best efforts to register or qualify the shares under applicable blue sky laws to the extent an exemption is not available. If that exemption, or another exemption, is not available, holders will not be able to exercise their warrants on a cashless basis.
In no event will the Company be required to net cash settle any warrant. In the event that a registration statement is not effective for the exercised warrants, the purchaser of a unit containing such warrant will have paid the full purchase price for the unit solely for the Class A ordinary share underlying such unit.
Redemption of Warrants for Cash When the Price per Class A Ordinary Share Equals or Exceeds $18.00.
Once the warrants become exercisable, the Company may call the warrants for redemption (excluding the Private Placement Warrants):
•in whole and not in part:
•at a price of $0.01 per warrant;
•upon a minimum of 30 days’ prior written notice of redemption to each warrant holder; and
•if, and only if, the closing price of the Class A ordinary shares equals or exceeds $18.00 per share (as adjusted for share sub-divisions, share capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within a 30-trading day period ending on the third trading day prior to the date on which notice of the redemption is given to the warrant holders (the “Reference Value”).
In addition, if (x) the Company issues additional ordinary shares or equity-linked securities for capital raising purposes in connection with the closing of the initial Business Combination at an issue price or effective issue price of less than $9.20 per share (with such issue price or effective issue price to be determined in good faith by the Company’s board of directors and, in the case of any such issuance to the Sponsor or its affiliates, without taking into account any Founder Shares held by the Sponsor or such affiliates, as applicable, prior to such issuance) (the “Newly Issued Price”), (y) the aggregate gross proceeds from such issuances represent more than 60% of the total equity proceeds, and interest thereon, available for the funding of the initial Business Combination on the date of the consummation of the initial Business Combination (net of redemptions), and (z) the volume weighted average trading price of the Company’s ordinary shares during the 20 trading day period starting on the trading day prior to the day on which the Company consummates its initial Business Combination (such price, the “Market Value”) is below $9.20 per share, the exercise price of the warrants will be adjusted (to the nearest cent) to be equal to 115% of the higher of the Market Value and the Newly Issued Price, and the $18.00 per share redemption trigger price described below under “Redemption” will be adjusted (to the nearest cent) to be equal to 180% of the higher of the Market Value and the Newly Issued Price.
The Private Placement Warrants are identical to the Public Warrants, except that the Private Warrants (i) will not be transferable, assignable or salable until the completion of the initial Business Combination and (ii) will be entitled to registration rights.
Shareholders’ Equity
Preference Shares — The Company is authorized to issue 1,000,000 preference shares with a par value of $0.0001 and with such designations, voting and other rights and preferences as may be determined from time to time by the Company’s board of directors. At December 31, 2021 and 2020, there were no preference shares issued or outstanding.
Class A Ordinary Shares — The Company is authorized to issue 200,000,000 Class A ordinary shares with a par value of$0.0001 per share. At December 31, 2021 and 2020, there were 143,750 and no Class A ordinary shares issued and shares outstanding, excluding 14,375,000 and no Class A ordinary shares subject to redemption, respectively.
Class B Ordinary Shares — The Company is authorized to issue 20,000,000 Class B ordinary shares with a par value of $0.0001 per share. At December 31, 2020, there were no Class B ordinary shares issued or outstanding. On January 25, 2021, the Company issued 5,000,000 Class B ordinary shares to its Sponsor. On April 9, 2021, the Sponsor forfeited to the Company for no consideration an aggregate of 1,406,250 Class B ordinary shares, which the
Company cancelled, resulting in a decrease in the total number of Class B ordinary shares outstanding from 5,000,000 shares to 3,593,750 shares.
As a result of the underwriters’ election to fully exercise of their over-allotment option on July 12, 2021, the 468,750 shares were no longer subject to forfeiture. As of December 31, 2021 and 2020, there were 3,593,750 and no Class B ordinary shares issued or outstanding, respectively.
Holders are entitled to one vote for each Class B ordinary share. Holders of the Class A ordinary shares and holders of the Class B ordinary shares will vote together as a single class on all matters submitted to a vote of the Company’s shareholders, except as required by law. Unless specified in the Company’s amended and restated memorandum and articles of association, or as required by applicable provisions of Cayman Islands law or applicable stock exchange rules, the affirmative vote of a majority of the ordinary shares that are voted is required to approve any such matter voted on by the Company’s shareholders.
The Class B ordinary shares will automatically convert into Class A ordinary shares at the time of the initial Business Combination on a one-for-one basis (subject to adjustment for share sub-divisions, share dividends, reorganizations, recapitalizations and the like). In the case that additional Class A ordinary shares, or equity-linked securities, are issued or deemed issued in excess of the amounts offered in our initial public offering and related to the closing of the initial Business Combination, the ratio at which Class B ordinary shares shall convert into Class A ordinary shares will be adjusted (unless the holders of a majority of the outstanding Class B ordinary shares agree to waive such adjustment with respect to any such issuance or deemed issuance) so that the number of Class A ordinary shares issuable upon conversion of all Class B ordinary shares will equal, in the aggregate, on an as-converted basis, 20% of the sum of the total number of all ordinary shares outstanding upon completion of the Public Offering (not including Class A ordinary shares issuable to Maxim) plus all Class A ordinary shares and equity-linked securities issued or deemed issued in connection with the initial Business Combination (excluding any shares or equity-linked securities issued, or to be issued, to any seller in the initial Business Combination, any private placement-equivalent securities issued to our sponsor or its affiliates upon conversion of Working Capital loans).
Warrants — As of December 31, 2021, there were 7,187,500 public warrants and 7,250,000 private placement warrants outstanding. At December 31, 2020, there were no warrants outstanding. Each whole Public Warrant entitles the holder to purchase one Class A ordinary share at a price of $11.50 per share, subject to adjustment. The Public Warrants will become exercisable on the later of twelve months from the closing of the Public Offering and 30 days after the completion of the initial Business Combination. Only a whole warrant may be exercised at a given time by a warrant holder. No fractional warrants will be issued upon separation of the units and only whole warrants will trade. The warrants will expire five years after the completion of a Business Combination or earlier upon redemption or liquidation.
The Company has agreed that as soon as practicable, but in no event later than 30 calendar days after the closing of the initial Business Combination, it will use commercially reasonable best efforts to file, and within 90 calendar days following the initial Business Combination to have declared effective, a registration statement with the SEC covering the ordinary shares issuable upon exercise of the warrants, to maintain a current prospectus relating to those ordinary shares until the warrants expire or are redeemed. If a registration statement covering the ordinary shares issuable upon exercise of the warrants is not effective within the period specified above following the consummation of the initial Business Combination, public holders of warrants may, until such time as there is an effective registration statement and during any period when the Company shall have failed to maintain an effective registration statement, exercise warrants on a cashless basis pursuant to the exemption provided by Section 3(a)(9) of the Securities Act of 1933, as amended, or the Securities Act, provided that such exemption is available. If the Company’s ordinary shares are at the time of any exercise of a warrant not listed on a national securities exchange such that it satisfies the definition of a “covered security” under Section 18(b)(1) of the Securities Act, the Company may, at its option, require holders of public warrants who exercise their warrants to do so on a “cashless basis” in accordance with Section 3(a)(9) of the Securities Act and, in the event the Company so elects, it will not be required to file or maintain in effect a registration statement, but will be required to use its best efforts to register or qualify the shares under applicable blue sky laws to the extent an exemption is not available. If that exemption, or another exemption, is not available, holders will not be able to exercise their warrants on a cashless basis.
In no event will the Company be required to net cash settle any warrant. In the event that a registration statement is not effective for the exercised warrants, the purchaser of a unit containing such warrant will have paid the full purchase price for the unit solely for the Class A ordinary share underlying such unit.
Redemption of Warrants for Cash When the Price per Class A Ordinary Share Equals or Exceeds $18.00.
Once the warrants become exercisable, the Company may call the warrants for redemption (excluding the Private Placement Warrants):
•in whole and not in part:
•at a price of $0.01 per warrant;
•upon a minimum of 30 days’ prior written notice of redemption to each warrant holder; and
•if, and only if, the closing price of the Class A ordinary shares equals or exceeds $18.00 per share (as adjusted for share sub-divisions, share capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within a 30-trading day period ending on the third trading day prior to the date on which notice of the redemption is given to the warrant holders (the “Reference Value”).
In addition, if (x) the Company issues additional ordinary shares or equity-linked securities for capital raising purposes in connection with the closing of the initial Business Combination at an issue price or effective issue price of less than $9.20 per share (with such issue price or effective issue price to be determined in good faith by the Company’s board of directors and, in the case of any such issuance to the Sponsor or its affiliates, without taking into account any Founder Shares held by the Sponsor or such affiliates, as applicable, prior to such issuance) (the “Newly Issued Price”), (y) the aggregate gross proceeds from such issuances represent more than 60% of the total equity proceeds, and interest thereon, available for the funding of the initial Business Combination on the date of the consummation of the initial Business Combination (net of redemptions), and (z) the volume weighted average trading price of the Company’s ordinary shares during the 20 trading day period starting on the trading day prior to the day on which the Company consummates its initial Business Combination (such price, the “Market Value”) is below $9.20 per share, the exercise price of the warrants will be adjusted (to the nearest cent) to be equal to 115% of the higher of the Market Value and the Newly Issued Price, and the $18.00 per share redemption trigger price described below under “Redemption” will be adjusted (to the nearest cent) to be equal to 180% of the higher of the Market Value and the Newly Issued Price.
The Private Placement Warrants are identical to the Public Warrants, except that the Private Warrants (i) will not be transferable, assignable or salable until the completion of the initial Business Combination and (ii) will be entitled to registration rights.